Financial Risk Management - Liquidity Risk - Maturity profile of financial and insurance liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Insurance contract liabilities	$ 46,291.6	$ 41,480.3
More than five years
Financial Risk Management
Insurance contract liabilities	11,111.8	9,928.3
Liquidity risk
Financial Risk Management
Accounts payable and accrued liabilities	4,931.4	4,327.0
Insurance contract payables	1,206.9	1,402.7
Total financial liabilities	18,348.3	16,736.0
Liquidity risk | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	7,944.9	6,660.3
Borrowings - interest	1,960.7	1,921.6
Liquidity risk | Non-insurance companies
Financial Risk Management
Borrowings - principal	1,906.3	2,013.2
Borrowings - interest	398.1	411.2
Liquidity risk | 3 months or less
Financial Risk Management
Accounts payable and accrued liabilities	1,857.5	1,458.3
Insurance contract payables	422.0	490.3
Total financial liabilities	2,974.6	2,314.4
Liquidity risk | 3 months or less | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	545.3	0.1
Borrowings - interest	90.4	84.3
Liquidity risk | 3 months or less | Non-insurance companies
Financial Risk Management
Borrowings - principal	28.4	254.5
Borrowings - interest	31.0	26.9
Liquidity risk | 3 months to 1 year
Financial Risk Management
Accounts payable and accrued liabilities	1,210.8	1,047.0
Insurance contract payables	96.5	312.3
Total financial liabilities	2,172.3	1,755.0
Liquidity risk | 3 months to 1 year | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	198.5	0.2
Borrowings - interest	247.4	209.2
Liquidity risk | 3 months to 1 year | Non-insurance companies
Financial Risk Management
Borrowings - principal	347.9	117.3
Borrowings - interest	71.2	69.0
Liquidity risk | 1 - 3 years
Financial Risk Management
Accounts payable and accrued liabilities	920.9	899.5
Insurance contract payables	304.3	57.2
Total financial liabilities	3,801.1	3,505.6
Liquidity risk | 1 - 3 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	1,341.7	1,051.4
Borrowings - interest	611.1	567.0
Liquidity risk | 1 - 3 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	478.6	781.9
Borrowings - interest	144.5	148.6
Liquidity risk | 3 - 5 years
Financial Risk Management
Accounts payable and accrued liabilities	350.9	363.1
Insurance contract payables	132.8	317.0
Total financial liabilities	3,918.0	2,191.4
Liquidity risk | 3 - 5 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	2,185.9	904.2
Borrowings - interest	480.8	462.2
Liquidity risk | 3 - 5 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	686.9	61.3
Borrowings - interest	80.7	83.6
Liquidity risk | More than five years
Financial Risk Management
Accounts payable and accrued liabilities	591.3	559.1
Insurance contract payables	251.3	225.9
Total financial liabilities	5,482.3	6,969.6
Liquidity risk | More than five years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	3,673.5	4,704.4
Borrowings - interest	531.0	598.9
Liquidity risk | More than five years | Non-insurance companies
Financial Risk Management
Borrowings - principal	364.5	798.2
Borrowings - interest	$ 70.7	$ 83.1